Summary of Significant Accounting Policies – Summary of the Lived Intangible Assets Amortized on a Straight-Line Basis (Detail) - Hoya Intermediate, LLC [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Non Competition Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible assets useful lives		3 years
Supplier relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible assets useful lives		4 years
Developed Technology Rights [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible assets useful lives	5 years	5 years
Developed Technology Rights [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible assets useful lives	3 years	3 years
Customer Relationships [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible assets useful lives		5 years
Customer Relationships [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible assets useful lives		3 years